Addition Information - Financial Statements Schedule II (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition due to acquisition	Charge Taken Against Allowance	Write off	Balance at end of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2010	2,175	103	—	—	—	2,278
December 31, 2011	2,278	667	—	—	—	2,945
December 31, 2012	2,945	1,238	—	—	(1,000)	3,183
Valuation allowance for deferred tax assets
December 31, 2010	11,862	3,856	—	(7,471)	—	8,247
December 31, 2011	8,247	17,350	—	(4,045)	—	21,552
December 31, 2012	21,552	18,792	1,597	(5,658)	—	36,283